Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥) Investment	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2015 CNY (¥)
Significant Accounting Policies [Line Items]
Maturity date of investment	May 28, 2020
Cash and cash equivalents, restricted cash, and term deposits	¥ 3,164,081,000	¥ 1,896,662,000	¥ 362,451,000	$ 463,263	$ 277,696	¥ 244,248,000
Foreign currency translation exchange rate	6.8300			6.8300
Land use right amortization term	40 years
Impairment loss of long lived assets	¥ 0	0	0
Goodwill impairment loss	0	0	0
Defined Contribution Retirement Schemes
Significant Accounting Policies [Line Items]
Defined contribution plan, other material obligation	0
Other Operating Income
Significant Accounting Policies [Line Items]
Government subsidies received	¥ 9,088,000	2,099,000	2,474,000
Tuition and Boarding Fees | Maximum
Significant Accounting Policies [Line Items]
Expected deferred revenue recognition period	1 year
Held-To-Maturity Investments
Significant Accounting Policies [Line Items]
Number of financial investments | Investment	1
Held-To-Maturity Investments One
Significant Accounting Policies [Line Items]
Investments original maturity term	6 months
VIE
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	¥ 1,387,936,000	796,587,000
BGY Education Investment
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	¥ 901,964,000	¥ 791,626,000	¥ 362,263,000			¥ 244,248,000
BGY Education Investment | VIE
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of combined revenue	94.40%	99.40%	100.00%
Percentage of assets accounted of audited consolidated assets	36.20%	55.40%		36.20%	55.40%
Percentage of liabilities accounted of audited consolidated liabilities	87.70%	90.30%		87.70%	90.30%
Assets held only to settle obligations	¥ 0